Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

9. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,	December 31,
	2021	2020
Accounts payable	$747,768	$248,576
Accrued liabilities	26,989	77,016
Payroll liabilities	6,812	53,728
Value added taxes payable	3,217	19,817
	$784,786	$399,137